FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

50 Main Street 9th Floor

White Plains, New York 10606

October 16, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

RE:	COLI VUL-2 Series Account (“Registrant”)
First Great-West Life & Annuity Insurance Company
Registration Statement on Form N-6
File Nos. 333-144503, 811-22091

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify on behalf of Registrant that:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-6, the most recent amendment to Registrant’s registration statement; and

2.	the text of Pre-Effective Amendment No. 1 to Registrant’s registration statement on Form N-6, was filed electronically with the Securities and Exchange Commission on October 12, 2007.

If you have any questions, please contact me at (303) 737-3821.

Very truly yours,

/s/ Julie J. Collett

Julie J. Collett

Senior Counsel